Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	$ 811.2	$ 795.6
Measurement period adjustments	0.9	(9.8)
Goodwill, balance at end of period	812.1	811.2
eOne
Goodwill [Roll Forward]
Measurement period adjustments	0.9
Decrease to accounts receivable	4.2
Increase to content related payables	3.4
Increase in other liabilities	0.4
Increase to other assets	3.7
Decrease to accrued liabilities	1.1
Decrease to participation and residuals	2.3
Motion Picture
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	398.6
Measurement period adjustments	(3.9)
Goodwill, balance at end of period	394.7	398.6
Television Production
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	412.6
Measurement period adjustments	4.8
Goodwill, balance at end of period	$ 417.4	$ 412.6